Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurements [Abstract]
Schedule of Financial Instruments Measured at Fair Value
	Fair value measurements as at December 31, 2016
(In thousands)	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash equivalents: time deposits with original maturities less than three months	115,944	—	115,944	—
Short term investments:
Investments in financial instruments	143,131	—	143,131	—
	259,075	—	259,075	—

	Fair value measurements as at December 31, 2017
(In thousands)	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash equivalents: time deposits with original maturities less than three months	115,534	—	115,534	—
Short term investments:
Investments in financial instruments	138,915	—	138,915	—
	254,449	—	254,449	—